Net Securities Gains (Losses)	12 Months Ended
Dec. 31, 2011
Net Securities Gains (Losses) [Abstract]
Net Securities Gains (Losses)
17.      Net Securities Gains (Losses):

The following summarizes net securities gains (losses) for each of the three years in the period ended December 31, 2011 (in thousands):

	2011	2010	2009

Net realized gains on securities	$644,777	$182,060	$10,440
Write-down of investments (a)	(3,586)	(2,474)	(31,420)
Net unrealized gains (losses) on trading securities	285	(92)	(126)
	$641,476	$179,494	$(21,106)

(a)	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.

In 2011, the Company sold 117,400,000 common shares of Fortescue and recognized net securities gains of $628,197,000.  In 2010, the Company sold 30,000,000 common shares of Fortescue and recognized a net security gain of $94,918,000 and sold its investment in Light and Power Holdings, Ltd. ("LPH") and recognized a net security gain of $66,200,000.

Proceeds from sales of investments classified as available for sale were $4,217,334,000, $838,197,000 and $2,112,574,000 during 2011, 2010 and 2009, respectively.  Gross gains of $638,863,000, $104,392,000 and $18,653,000 and gross losses of $5,235,000, $683,000 and $21,696,000 were realized on these sales during 2011, 2010 and 2009, respectively.